Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 50,652	€ 51,356
Non-trading derivatives	2,112	3,583
Designated at fair value through profit or loss	5,421	4,126
Mandatorily measured at fair value through profit or loss	63,217	44,305
Financial assets at fair value through profit or loss	€ 121,402	€ 103,370